Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Disclosures [Abstract]
Income statement presentation
The Company’s statements of comprehensive income are prepared primarily by nature of expense, with the exception of compensation expenses which are included in the operating, general and administrative and share-based compensation line items, as follows:

($ millions)	2024	2023
Operating	74.0	64.0
General and administrative	66.0	66.8
Share-based compensation (1)	9.8	9.4
Total compensation expenses	149.8	140.2
(1)Excludes unrealized loss on equity derivative contracts of $9.3 million for the year ended December 31, 2024 (year ended December 31, 2023 - $29.3 million).

Cash flow statement presentation
Cash flow statement presentation

($ millions)	2024	2023
Operating activities
Changes in non-cash working capital:
Accounts receivable	(7.3)	66.7
Prepaids and deposits	2.7	(2.2)
Accounts payable and accrued liabilities	(142.3)	(97.8)
Other current liabilities	(21.9)	(11.8)
Other long-term liabilities	(6.8)	(9.8)
	(175.6)	(54.9)
Investing activities
Changes in non-cash working capital:
Accounts receivable	(1.1)	—
Other current assets	72.0	(60.5)
Accounts payable and accrued liabilities	(8.5)	56.3
	62.4	(4.2)
Financing activities
Changes in non-cash working capital:
Prepaids and deposits	(13.9)	(12.6)
Accounts payable and accrued liabilities	3.0	(2.0)
Dividends payable	13.9	(42.6)
	3.0	(57.2)
The Company's reconciliation of cash flow from financing activities is outlined in the table below:

($ millions)	Dividends payable	Long-term debt (1)	Lease liability (2)
December 31, 2022	99.4	1,441.5	124.1
Changes from cash flow from financing activities:
Increase in bank debt, net		2,675.1
Repayment of senior notes and acquired long-term debt		(897.9)
Realized gain on cross currency swap maturity		147.7
Dividends paid	(254.5)
Payments on principal portion of lease liability			(20.8)
Non-cash changes:
Dividends declared	211.9
Acquisitions		363.8	4.3
Additions			38.2
Dispositions			(1.1)
Foreign exchange		(163.9)
December 31, 2023	56.8	3,566.3	144.7
Changes from cash flow from financing activities:
Decrease in bank debt, net		(1,874.3)
Issuance of senior notes		1,000.0
Repayment of senior notes and acquired long-term debt		(392.9)
Realized gain on cross currency swap maturity		103.9
Dividends paid	(270.7)
Payments on principal portion of lease liability			(41.0)
Non-cash changes:
Dividends declared	284.6
Additions			506.0
Dispositions			(0.3)
Lease modification			1.7
Foreign exchange		51.5
December 31, 2024	70.7	2,454.5	611.1
(1)Includes current portion of long-term debt.
(2)Includes current portion of lease liability.